CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY
Current assets:
Cash and cash equivalents	$ 60,581,000	375,879,000	$ 54,491,000	338,092,000	317,137,000	392,535,000	$ 11,831,000	73,408,000	$ 18,958,000	117,626,000	164,024,000	269,859,000
Restricted cash	10,990,000	68,191,000		60,000,000						60,000,000
Prepaid expenses and other current assets	8,925,000	55,374,000		50,549,000			363,000	2,256,000		9,477,000
Short term investment	4,065,000	25,219,000		24,636,000			4,065,000	25,219,000		24,636,000
Total current assets	139,383,000	864,815,000		786,751,000			16,259,000	100,883,000		211,739,000
Non-current assets:
Property and equipment, net							897,000	5,565,000		8,359,000
Long term investments	7,567,000	46,950,000		33,690,000			2,666,000	16,539,000		13,847,000
Available-for-sale investments	494,000	3,068,000
Investments in subsidiaries and consolidated VIEs							115,127,000	714,317,000		423,804,000
Total non-current assets	139,637,000	866,393,000		380,417,000			118,690,000	736,421,000		446,010,000
TOTAL ASSETS	279,020,000	1,731,208,000		1,167,168,000			134,949,000	837,304,000		657,749,000
Current liabilities:
Accrued expenses and other payables	66,371,000	411,803,000		157,075,000			380,000	2,357,000		4,616,000
Total current liabilities	139,268,000	864,105,000		511,908,000			380,000	2,357,000		4,616,000
Total liabilities	144,451,000	896,261,000		514,035,000			380,000	2,357,000		4,616,000
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 374,464,476 and 430,738,131 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	50,000	310,000		282,000			50,000	310,000		282,000
Additional paid-in capital	229,519,000	1,424,075,000		1,247,730,000			229,519,000	1,424,075,000		1,247,730,000
Treasury stock	(6,760,000)	(41,940,000)		(73,101,000)			(6,760,000)	(41,940,000)		(73,101,000)
Statutory reserves	214,000	1,326,000		1,326,000			214,000	1,326,000		1,326,000
Accumulated deficit	(88,742,000)	(550,610,000)		(524,261,000)			(88,742,000)	(550,610,000)		(524,261,000)
Accumulated other comprehensive income	288,000	1,786,000		1,157,000	3,223,000		288,000	1,786,000		1,157,000
Total shareholders' equity	134,569,000	834,947,000		653,133,000	661,889,000	667,509,000	134,569,000	834,947,000		653,133,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 279,020,000	1,731,208,000		1,167,168,000			$ 134,949,000	837,304,000		657,749,000